ASSETS HELD FOR SALE (Narrative) (Details) - Beijing AirMedia Jinsheng Advertising Co., Ltd. [Member] - Beijing Tianyi Culture Development Co. Ltd. [Member] - USD ($) $ in Thousands		1 Months Ended
	Jan. 13, 2015	Sep. 30, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of economic ownership to be sold	81.00%
Amount of cash consideration	$ 1,227
Disposed remaining interest		19.00%